INCOME TAXES	12 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES

The provision for income taxes for the years ended September 30, 2014, 2013, and 2012, consisted of the following:

	For the Year Ended September 30, 2014
	Federal	State	Valuation Allowance	Total
	(dollars in thousands)
Current	$2,398	$214	$—	$2,612
Deferred	(6,308)	(487)	11	(6,784)
Total	$(3,910)	$(273)	$11	$(4,172)

	For the Year Ended September 30, 2013
	Federal	State	Valuation Allowance	Total
	(dollars in thousands)
Current	$5,776	$(1,005)	$—	$4,771
Deferred	(714)	226	11	(477)
Total	$5,062	$(779)	$11	$4,294

	For the Year Ended September 30, 2012
	Federal	State	Valuation Allowance	Total
	(dollars in thousands)
Current	$10,548	$295	$—	$10,843
Deferred	(4,373)	(436)	10	(4,799)
Total	$6,175	$(141)	$10	$6,044

The actual tax expense for the fiscal years ended 2014, 2013, and 2012 differs from the computed ‘expected’ tax expense (benefit) for those years (computed by applying the currently applicable United States federal corporate tax rates of 35% to income before income taxes) as follows:

	As of and for the Years Ended September 30,
	2014	2013	2012
	(dollars in thousands)
Computed ‘expected’ tax (benefit)/expense	$(14,859)	$4,795	$6,325
State tax (net of federal tax effect)	(370)	(419)	(241)
Other, net	41	(82)	(40)
Goodwill impairment	11,016	—	—
Total	$(4,172)	$4,294	$6,044

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities as of September 30, 2014 and 2013 are presented below:

	As of and for the Years Ended September 30,
	2014	2013
	(dollars in thousands)
Deferred tax assets:
Allowance for credit losses	$12,082	$11,915
Accrued expenses	5,525	139
Unearned insurance reserves	2,368	2,764
Intangible assets	166	—
Uncertain tax positions	159	174
Fair value adjustment of acquisitions	45	77
State net operating losses and credits	42	34
Other	398	165
Total deferred tax assets	20,785	15,268
Valuation allowance	(32)	(21)
Deferred tax assets, net of valuation allowance	20,753	15,247

Deferred tax liabilities:
Depreciation	16	56
Intangible assets	—	1,241
Other	68	70
Total deferred tax liabilities	84	1,367

Net deferred tax assets	$20,669	$13,880

As of September 30, 2014, the Company had state net operating loss carryforwards of approximately $427,000, and state alternative minimum tax credit carryforwards of approximately $1,000.  The net operating loss carryforwards begin expiring in 2022 through 2034.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary difference become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

The Company is included in the consolidated federal income tax return and, for certain states, combined state tax returns of its parent. Under the benefits-for-loss approach, net operating losses and other tax attributes of the Company are characterized as realized when utilized by the parent. Therefore, recognition of deferred tax assets is based on all available evidence as it relates to both the parent and the Company. As the Company is party to a tax sharing agreement with its parent that will reimburse it for any losses utilized in the parent’s consolidated tax returns, management believes it is more likely than not that the Company will realize the benefits of those deductible differences based on the Parent’s historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, with the exception of certain state differences. Accordingly, at September 30, 2014 and 2013, the Company recorded a valuation allowance on these deferred tax assets of $32,000 and $21,000, respectively.

As of September 30, 2014, 2013 and 2012, the reserve for uncertain tax positions was approximately $470,000, $500,000, and $900,000 respectively.  The reserve for uncertain tax positions is included in accrued expenses and other liabilities in the consolidated balance sheet as of September 30, 2014, 2013, and 2012. The Company had approximately $100,000 of unrecognized tax benefit that if realized would affect the effective tax rate. Interest and penalties recognized are recorded as a component of income tax benefit in the amount of approximately $(13,000), $(20,000) and $(137,000) for the years ended September 30, 2014, 2013, and 2012 respectively.

A reconciliation of unrecognized tax benefits for fiscal year 2014, 2013 and 2012 is as follows:

	As of and for the Years Ended September 30,
	2014	2013	2012
	(dollars in thousands)
Balance, beginning of period	$346	$702	$1,368
Increase of tax positions taken in current periods	24	30	10
Increase of tax positions taken in prior periods	6	594	86
Decrease of tax positions taken in prior periods	—	(558)	—
Decrease due to lapse of applicable statute of limitations	(67)	(422)	(762)
Balance, end of period	$309	$346	$702

In addition, the Company has accrued cumulative interest and penalties of approximately $161,000, $174,000, and $193,000 as of September 30, 2014, 2013 and 2012, respectively.

The Company does not believe a significant increase or decrease in the uncertain tax positions will occur in the next twelve months.

The parent’s federal income tax returns are open and subject to examination by the Internal Revenue Service for the tax year ended September 30, 2011 and later.  MCFC and its subsidiaries state returns are generally open and subject to examinations for the tax year ended September 30, 2010 and later for major state jurisdictions.  The Company does not believe any adjustments that may result from these examinations will be material to the Company.